INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 83.5%
COMMUNICATION SERVICES — 5.8%
870	Alphabet, Inc., Class A (a)(b)	1,010,897
11,500	Facebook, Inc., Class A (a)(b)	1,918,200
15,000	Meet Group (b)	88,050

		3,017,147

CONSUMER DISCRETIONARY — 2.3%
530	Amazon.com, Inc. (b)	1,033,352
16,784	Rubicon Project, Inc. (b)	93,151
550	Tiffany	71,225

		1,197,728

ENERGY — 1.1%
34,804	EQM Midstream Partners	410,687
8,700	Tallgrass Energy, Class A	143,202

		553,889

FINANCIALS — 22.8%
4,500	Ameriprise Financial, Inc. (a)	461,160
20,000	Bolsas y Mercados Espanoles SHMSF	720,090
56,891	Carolina Financial	1,471,770
170	Central Federal Bancshares (b)	2,508
2,458	CHP Merger, Class A (b)	23,843
30,000	CIT Group, Inc.	517,800
23,690	E*TRADE Financial Corp. (a)	813,041
35,000	Essent Group (a)	921,900
386	FB Financial	7,612
77,447	FGL Holdings	758,980
35,000	Fidelity National Financial (a)	870,800
560	Hennessy Capital Acquisition IV, Class A (b)	5,662
9,817	IBERIABANK Corp.	354,983
10,306	Juniper Industrial Holdings (b)	99,144
24,200	Legg Mason	1,182,170
8,000	LPL Financial Holdings, Inc. (a)	435,440
3,417	MSB Financial	41,824
460	MutualFirst Financial	12,972
27,055	PB Bancorp	403,119
6,800	S&P Global (a)	1,666,340
31,173	SB One Bancorp	529,941
21,050	Thunder Bridge Acquisition II, Class A (b)	207,763
11,934	Tortoise Acquisition, Class A (b)	117,311
14,834	Trine Acquisition, Class A (b)	147,450

		11,773,623

HEALTHCARE — 6.7%
7,811	Allergan	1,383,328
22,204	Forty Seven (b)	2,118,706

		3,502,034

INDUSTRIALS — 8.3%
28,300	Advanced Disposal Services (b)	928,240
1	Pendrell Corp. (b)	72,500
2,550	Roper Technologies, Inc. (a)	795,115
4,480	WABCO Holdings (b)	605,024
14,000	Waste Connections	1,085,000
9,000	Waste Management, Inc. (a)	833,040

		4,318,919

Shares		Value ($)
INFORMATION TECHNOLOGY — 29.4%
5,000	Apple, Inc. (a)	1,271,450
39,600	CDK Global, Inc. (a)	1,300,860
20,369	Cypress Semiconductor	475,005
16,500	Fidelity National Information Services	2,007,060
5,000	Global Payments (a)	721,150
6,000	Mastercard, Class A (a)	1,449,360
7,100	Microsoft Corp. (a)	1,119,741
14,100	Motorola Solutions (a)	1,874,172
9,765	RIB Software (b)	304,351
7,000	salesforce.com, Inc. (a)(b)	1,007,860
50,000	StoneCo, Class A (b)	1,088,500
49,858	Telaria, Inc. (b)	299,148
10,500	Visa, Inc., Class A	1,691,760
43,283	Xperi (a)	602,067

		15,212,484

MATERIALS — 4.4%
221,124	OMNOVA Solutions (a)(b)	2,242,197
569	Pope Resources a Delaware	48,815

		2,291,012

REAL ESTATE — 2.4%
19,250	CBRE Group, Class A (a)(b)	725,918
400,000	LSE REIT	—
12,900	Taubman Centers , REIT	540,252

		1,266,170

UTILITIES — 0.3%
450	El Paso Electric	30,582
6,868	TerraForm Power, Class A	108,308

		138,890

	Total Common Stocks (Cost $49,091,823)	43,271,896

Registered Investment Company — 14.0%
375,558	Highland Merger Arbitrage Fund, Class Z (c)	7,252,031

	Total Registered Investment Companies (Cost $7,531,626)	7,252,031

Exchange-Traded Fund — 5.2%
82,000	SPDR S&P Regional Banking ETF	2,672,380

	Total Exchange-Traded Funds (Cost $2,322,713)	2,672,380

Preferred Stock — 2.9%
FINANCIALS — 2.9%
200,000	Tectonic Financial 9.00%	1,500,000

	Total Preferred Stock (Cost $1,562,000)	1,500,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Long/Short Equity Fund

Shares		Value ($)
Purchased Call Options (b) — 0.5%
	Total Purchased Call Options (Cost $609,796)	275,450

Purchased Put Options(b) — 0.1%
	Total Purchased Put Options (Cost $137,081)	80,400

Total Investments - 106.2% (Cost $61,255,039)		55,052,157

Securities Sold Short — (19.4)%
Exchange-Traded Funds — (8.5)%
(10,102)	Invesco CurrencyShares Euro Currency Trust	(1,053,639)
(18,500)	iShares Russell 2000 ETF	(2,117,510)
(4,750)	SPDR S&P 500 ETF Trust ETF	(1,224,312)

	Total Exchange-Traded Funds (Proceeds $4,406,529)	(4,395,461)

Common Stocks — (10.9)%
CONSUMER DISCRETIONARY — (0.6)%
(54,017)	Rubicon Project, Inc. (d)	(299,944)

ENERGY — (0.8)%
(84,762)	Equitrans Midstream	(426,353)

FINANCIALS — (6.7)%
(7,928)	Fidelity National Financial	(197,248)
(44,962)	First Horizon National	(362,394)
(392)	Franklin Financial Network	(7,993)
(3,998)	Kearny Financial	(34,343)
(24,665)	Morgan Stanley	(838,610)
(1,104)	Northwest Bancshares	(12,773)
(42,315)	Provident Financial Services	(544,171)
(64,386)	United Bankshares, Inc.	(1,486,029)

		(3,483,561)

HEALTHCARE — (1.0)%
(6,763)	AbbVie, Inc.	(515,273)

INFORMATION TECHNOLOGY — (1.5)%
(15,419)	Telaria, Inc. (d)	(92,514)
(95,127)	TiVo	(673,499)

		(766,013)

REAL ESTATE — (0.1)%
(1,567)	Rayonier, Inc.	(36,903)

UTILITIES — (0.2)%
(2,650)	Brookfield Renewable Partners	(112,598)

	Total Common Stocks (Proceeds $6,255,642)	(5,640,646)

Shares	Value ($)
Total Securities Sold Short - (19.4)% (Proceeds $10,662,171)	(10,036,107)

Other Assets & Liabilities, Net -13.2%(e)	6,817,247

Net Assets - 100.0%	51,833,297

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $12,908,191.
(b)	Non-income producing security.
(c)	Affiliated issuer. Assets with a total aggregate market value of $7,252,031, or 14.0% of net assets, were affiliated with the Fund as of March 31, 2020.
(d)	No dividend payable on security sold short.
(e)	As of March 31, 2020, $4,915,055 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of March 31, 2020 were as follows:

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
iShares China Large-Capital ETF	$35.00	May 2020	300	$1,304,700	$68,937	$29,400
iShares MSCI Hong Kong ETF	19.00	June 2020	500	$1,214,500	68,144	51,000

					$137,081	$80,400

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Western Alliance Bancorp	$45.00	June 2020	255	$1,457,070	$98,345	$8,925
Amazon.com	1,920.00	June 2020	10	$1,846,890	138,887	156,375
Athene Holding	40.00	May 2020	241	$1,131,736	83,152	10,845
CIT Group	37.00	July 2020	475	$2,166,000	177,770	49,875
TFC USA	47.50	April 2020	280	$863,520	60,228	4,480
Amazon.com	2,000.00	May 2020	5	$974,860	51,414	44,950

					$609,796	$275,450

Futures contracts outstanding as of March 31, 2020 were as follows:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized (Depreciation)	Value
Short Futures:
S&P 500 Index E-MINI	June 2020	40	$4,803,456	$(335,944)	$(5,139,400)